Cover	Oct. 27, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2025
Entity File Number	001-38105
Entity Registrant Name	ETHZilla Corporation
Entity Central Index Key	0001690080
Entity Tax Identification Number	90-1890354
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2875 South Ocean Blvd
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33480
City Area Code	(650)
Local Phone Number	507-0669
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ETHZ
Security Exchange Name	NASDAQ
Warrants to purchase shares of Common Stock
Title of 12(b) Security	Warrants to purchase shares of Common Stock
Trading Symbol	ETHZW
Security Exchange Name	NASDAQ